Note 11 - Business Segments and Significant Customers (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Schedule Of Sales Contributed By Each Segment Table Text Block
	Year Ended December 31,
	2012	2011	2010
Greens Creek	100.0%	71.8%	74.8%
Lucky Friday	—%	28.2%	25.2%
	100%	100%	100%

Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Net sales to unaffiliated customers:
Greens Creek	$70,082	$67,023	$142,731	$157,923
Lucky Friday	$5,128	$(4)	$8,929	$249
Casa Berardi	$10,120	$—	$10,120	$—
	$85,330	$67,019	$161,780	$158,172
Income (loss) from operations:
Greens Creek	$9,802	$23,313	$36,991	$70,695
Lucky Friday	(2,757)	(6,498)	(6,604)	(12,441)
Casa Berardi	(13,356)	—	(13,356)	—
Other	(26,311)	(19,296)	(51,866)	(35,299)
	$(32,622)	$(2,481)	$(34,835)	$22,955

	2012	2011	2010
Net sales to unaffiliated customers:
Greens Creek	$320,895	$342,906	$313,318
Lucky Friday	248	134,728	105,495
	$321,143	$477,634	$418,813
Income (loss) from operations:
Greens Creek	$138,245	$181,116	$138,973
Lucky Friday	(25,179)	75,608	48,639
Other	(75,200)	(59,079)	(239,167)
	$37,866	$197,645	$(51,555)
Capital additions (including non-cash additions):
Greens Creek	$62,184	$41,657	$18,280
Lucky Friday	55,998	60,454	54,370
Other	11,760	35,274	2,089
	$129,942	$137,385	$74,739
Depreciation, depletion and amortization:
Greens Creek	$43,522	$41,013	$51,671
Lucky Friday	—	6,053	8,340
	$43,522	$47,066	$60,011
Other significant non-cash items:
Greens Creek	$4,037	$2,326	$17,829
Lucky Friday	92	14	5,053
Other	33,922	31,470	57,651
	$38,051	$33,810	$80,533
Identifiable assets:
Greens Creek	$741,666	$729,289	$740,573
Lucky Friday	226,196	213,285	170,928
Other	410,428	453,516	470,992
	$1,378,290	$1,396,090	$1,382,493

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
	2012	2011	2010
United States	$25,438	$24,409	$24,708
Canada	34,441	240,569	124,862
Mexico	—	—	16,258
Japan	70,371	60,963	62,740
Korea	120,106	92,919	94,114
China	72,133	51,635	73,257
Belgium	—	—	25,907
Total, excluding gains/losses on forward contracts	$322,489	$470,495	$421,846

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
	2012	2011
United States	$996,405	$923,040
Canada	198	99
Mexico	56	73
	$996,659	$923,212

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	Year Ended December 31,
	2012	2011	2010
Teck Metals Ltd.	10.7%	51.1%	29.6%
Korea Zinc	37.2%	18.4%	20.7%
Trafigura AG	22.4%	12.4%	17.4%
MS Zinc	12.3%	6.9%	7.0%

	June 30, 2013	December 31, 2012
Identifiable assets:
Greens Creek	$747,813	$741,666
Lucky Friday	217,413	226,196
Casa Berardi	891,194	—
Other	416,035	410,428
	$2,272,455	$1,378,290